Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
United States	$ (174,747,260)	$ (6,481,431)	$ (1,742,747)
International	1,649,882	(11,774,438)	(7,883,195)
Total	$ (173,097,378)	$ (18,255,869)	$ (9,625,942)